Other expense (Tables)	12 Months Ended
Dec. 31, 2017
Other expense
Schedule of other expense

	For the year ended
	December 31,
	2017	2016
Acquisition related expense (note 9)	$59.9	$—
Restructuring and enterprise improvement costs	36.5	3.6
Loss from early extinguishment of debt	23.0	—
Executive compensation settlement	—	2.3
	$119.4	$5.9